GOODWILL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 55,490	$ 55,313
Business combination	8,086	3,664
Classifications	(90)	(496)
Foreign currency translation adjustments	(178)	(2,991)
Goodwill, Ending Balance	63,308	55,490
IT Professional Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	26,589	28,495
Business combination	7,594	0
Classifications	0	0
Foreign currency translation adjustments	(33)	(1,906)
Goodwill, Ending Balance	34,150	26,589
Software Services [Member]
Goodwill [Line Items]
Goodwill, Beginning Balance	28,901	26,818
Business combination	492	3,664
Classifications	(90)	(496)
Foreign currency translation adjustments	(145)	(1,085)
Goodwill, Ending Balance	$ 29,158	$ 28,901